UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F -HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2012

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ridgecrest Investment Management, LLC
Address:     767 Third Avenue, 20th Floor
             New York, NY 10017


Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sanford B. Prater
Title:   Managing Partner
Phone:   646-827-2688

Signature, Place, and Date of Signing:

/s/ Sanford B. Prater              New York, New York            May 9, 2012
    [Signature]                       [City, State]                [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE




                                Report Summary:

Number of Other Included Managers:                           0
                                                   -------------

Form 13F Information Table Entry Total:                   82
                                                   --------------

Form 13F Information Table Value Total:              $60,001
                                                   ---------------

                                                      (thousands)




List of Other Included Managers:

None

                                                                                                                        VOTING
                                    TITLE OF                VALUE    SHARE   SHARE/ PUT/ INVESTMENT OTHER        AUTHORITY
NAME OF ISSUER                      CLASS        CUSIP      X 1000   AMOUNT  PRN    CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------------------------------------

ACCURIDE CORP NEW COM STK         COMMON STOCK   00439T206      261     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

AGILENT TECHNOLOGIES INC COM      COMMON STOCK   00846U101    1,113     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

AMARIN CORPORATION P LC ADR       ADRS STOCKS    023111206      453     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

AMERICAN EAGLE OUTFI TTERS INC    COMMON STOCK   02553E106    1,203     70,000  SH       SOLE              70,000    0    0
------------------------------------------------------------

ATLAS AIR WORLDWIDE HLDGS INC     COMMON STOCK   049164205      738     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

BARNES & NOBLE INC COM STK        COMMON STOCK   067774109      265     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

CABOT CORP COM STK                COMMON STOCK   127055101    1,280     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

CELADON GROUP INC COM STK         COMMON STOCK   150838100      622     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

CENTRL GAR & PET                  COMMON STOCK   153527205      193     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

CISCO SYSTEMS INC COM STK         COMMON STOCK   17275R102      851     40,250  SH       SOLE              40,250    0    0
------------------------------------------------------------

COMMERCIAL METALS CO COM STK      COMMON STOCK   201723103      667     45,000  SH       SOLE              45,000    0    0
------------------------------------------------------------

COOPER INDUSTRIES LT D COM STK    COMMON STOCK   G24140108      959     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

DANA CORPORATION COM STK          COMMON STOCK   235825205      426     27,500  SH       SOLE              27,500    0    0
------------------------------------------------------------

DELPHI AUTOMOTIVE PLC             COMMON STOCK   G27823106      790     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

DEVON ENERGY CORP COM STK         COMMON STOCK   25179M103      711     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

DIREXION DLY ENERGY BEAR 3X       US ETF'S - US T25459W342      488     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

DONNELLEY R R & SONS CO COM S     COMMON STOCK   257867101      496     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

DOVER CORP COM STK                COMMON STOCK   260003108      944     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

EATON CORP COM STK                COMMON STOCK   278058102      747     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

EMC CORP MASS COM STK             COMMON STOCK   268648102    1,345     45,000  SH       SOLE              45,000    0    0
------------------------------------------------------------

ENSCO INTL INC ADR                ADRS STOCKS    29358Q109      794     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

FIRST SOLAR INC                   COMMON STOCK   336433107      501     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

FORBES ENERGY SERVIC ES LTD CO    COMMON STOCK   345143101      309     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

FORD MOTOR COMPANY COM STK        COMMON STOCK   345370860      811     65,000  SH       SOLE              65,000    0    0
------------------------------------------------------------

FUEL SYS SOLUTIONS I NC COM ST    COMMON STOCK   35952W103      523     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

GENERAL ELECTRIC CO COM STK       COMMON STOCK   369604103    1,756     87,500  SH       SOLE              87,500    0    0
------------------------------------------------------------

GEORGIA GULF CORP COM STK         COMMON STOCK   373200302      523     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

GREAT LAKES DREDGE & DOCK CORP    COMMON STOCK   390607109      505     70,000  SH       SOLE              70,000    0    0
------------------------------------------------------------

GREENBRIER COS INC COM STK        COMMON STOCK   393657101      297     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

HARTFORD FINL SVCS G ROUP INC     COMMON STOCK   416515104      632     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

HERCULES TECHNOLOGY GROWTH CAP    COMMON STOCK   427096508      332     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

INTERNATIONAL PAPER CO COM STK    COMMON STOCK   460146103    1,404     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

(BARCLAYS BK PLC) IPATH S&P 500   ETN'S          06740C261      252     15,000  SH       SOLE              15,000    0    0
VIX S/ T FU ETN
------------------------------------------------------------

JACK IN THE BOX COM STK           COMMON STOCK   466367109      959     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

JOHNSON CTLS INC COM              COMMON STOCK   478366107      487     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

JPMORGAN CHASE & CO COM           COMMON STOCK   46625H100    1,609     35,000  SH       SOLE              35,000    0    0
------------------------------------------------------------

KAPSTONE PAPER & PACKAGING COR    COMMON STOCK   48562P103      788     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

KBR INC                           COMMON STOCK   48242W106    1,244     35,000  SH       SOLE              35,000    0    0
------------------------------------------------------------

KEY ENERGY SERVICES INC COM ST    COMMON STOCK   492914106      309     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

KOPPERS HLDGS INC COM STK         COMMON STOCK   50060P106      771     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

KULICKE & SOFFA INDS INC COM      COMMON STOCK   501242101      746     60,000  SH       SOLE              60,000    0    0
------------------------------------------------------------

LAREDO PETROLEUM HOL DINGS INC    COMMON STOCK   516806106      352     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

LOWES COS INC COM STK             COMMON STOCK   548661107    1,098     35,000  SH       SOLE              35,000    0    0
------------------------------------------------------------

MANITOWOC INC COM STK             COMMON STOCK   563571108      485     35,000  SH       SOLE              35,000    0    0
------------------------------------------------------------

MARVELL TECHNOLOGY G ROUP LTD     COMMON STOCK   G5876H105      629     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

MASTEC INC COM STK                COMMON STOCK   576323109      724     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

MATERIALS SELECT SEC TOR SPDR     US ETF'S - US T81369Y100      370     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

MEADWESTVACO CORP Com             COMMON STOCK   583334107    1,580     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

MERCK & CO                        COMMON STOCK   58933Y105      960     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

METHANEX CORP CAD CO M NPV        COMMON STOCK   59151K108      973     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

MICROSOFT CORP COM STK            COMMON STOCK   594918104      968     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

MOSAIC CMPANY                     COMMON STOCK   61945C103      829     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

NASDAQ OMX GROUP COM STK          COMMON STOCK   631103108      518     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

NEWCASTLE INVT CORP NEW COM RE    REITS/RICS     65105M108      691    110,000  SH       SOLE              110,000   0    0
------------------------------------------------------------

NEWELL RUBBERMAID IN C MEDIUM     COMMON STOCK   651229106      891     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

OWENS CORNING INC                 COMMON STOCK   690742101    1,081     30,000  SH       SOLE              30,000    0    0
------------------------------------------------------------

PFIZER INC COM                    COMMON STOCK   717081103    1,359     60,000  SH       SOLE              60,000    0    0
------------------------------------------------------------

PLAINS EXPLORATION & PRODUCTI     COMMON STOCK   726505100    1,066     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

PROSHARES ULTRASHORT BASIC M      US ETF'S - US T74347X617      150     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

PRS ULT LEH20+YR                  US ETF'S - US T74347R297      511     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

PS ULTRSHRT EURO                  US ETF'S - US T74347W882      190     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

QUALITY DISTRIB                   COMMON STOCK   74756M102    1,309     95,000  SH       SOLE              95,000    0    0
------------------------------------------------------------

RADIAN GROUP INC COM STK          COMMON STOCK   750236101      218     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

RENT A CTR INC NEW COM STK        COMMON STOCK   76009N100      755     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

SALEM COMMUNICATIONS CORP CA      COMMON STOCK   794093104      236     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

SPDR S&P OIL & GAS E XPLORATI     US ETF'S - US T78464A730      285      5,000  SH       SOLE              5,000     0    0
------------------------------------------------------------

SPDR S&P SOFTWARE & SER ETF       US ETF'S - US T74347W775      243     32,500  SH       SOLE              32,500    0    0
------------------------------------------------------------

SPREADTRUM COMMUNICA TION SPO     ADRS STOCKS    849415203      413     25,000  SH       SOLE              25,000    0    0
------------------------------------------------------------

SYMANTEC CORP COM STK             COMMON STOCK   871503108      935     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

TARGET CORP COM STK               COMMON STOCK   87612E106    1,165     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

TEREX CORP NEW COM STK            COMMON STOCK   880779103      394     17,500  SH       SOLE              17,500    0    0
------------------------------------------------------------

TRINITY INDS INC COM STK          COMMON STOCK   896522109      494     15,000  SH       SOLE              15,000    0    0
------------------------------------------------------------

TYCO INTERNATIONAL LTD            COMMON STOCK   H89128104    1,124     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

ULTRA S&P500 PROSHAR ES           US ETF'S - US T74347R107      584     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

UNITED RENTALS INC COM STK        COMMON STOCK   911363109    1,716     40,000  SH       SOLE              40,000    0    0
------------------------------------------------------------

UNIVERSAL STAINLESS & ALLOY PR    COMMON STOCK   913837100      641     15,015  SH       SOLE              15,015    0    0
------------------------------------------------------------

URS CORP NEW COM STK              COMMON STOCK   903236107      957     22,500  SH       SOLE              22,500    0    0
------------------------------------------------------------

VALERO ENERGY CORP COM STK        COMMON STOCK   91913Y100      258     10,000  SH       SOLE              10,000    0    0
------------------------------------------------------------

VELTI PLC LONDON COM STK          COMMON STOCK   G93285107      271     20,000  SH       SOLE              20,000    0    0
------------------------------------------------------------

VEOLIA ENVIRONNEMENT PARIS A      ADRS STOCKS    92334N103      991     60,000  SH       SOLE              60,000    0    0
------------------------------------------------------------

Visteon Corporation COMMON STO    COMMON STOCK   92839U206      398      7,500  SH       SOLE              7,500     0    0
------------------------------------------------------------

XL GROUP PUBLIC LIMITED COMPAN    COMMON STOCK   G98290102    1,085     50,000  SH       SOLE              50,000    0    0
------------------------------------------------------------

                                                             60,001